Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenue:
Gross revenue	$ 622,261	$ 557,095	$ 1,754,491	$ 1,584,559
Reimbursable expenses	(202,060)	(162,354)	(523,138)	(412,930)
Net revenue	420,201	394,741	1,231,353	1,171,629
Costs and expenses:
Direct costs	243,244	226,555	709,831	679,593
Selling, general and administrative expense	81,235	82,435	242,192	243,310
Depreciation and amortization	14,543	14,366	44,120	42,535
Restructuring	4,065		8,159
Total costs and expenses	343,087	323,356	1,004,302	965,438
Income from operations	77,114	71,385	227,051	206,191
Interest income	462	531	1,155	1,026
Interest expense	(3,227)	(1,178)	(9,640)	(1,686)
Income before provision for income taxes	74,349	70,738	218,566	205,531
Provision for income taxes	(10,470)	(9,196)	(30,649)	(29,534)
Net income	$ 63,879	$ 61,542	$ 187,917	$ 175,997
Net income per Ordinary Share:
Basic	$ 1.15	$ 1.05	$ 3.39	$ 2.95
Diluted	$ 1.13	$ 1.02	$ 3.33	$ 2.85
Weighted average number of Ordinary Shares outstanding:
Basic	55,734,773	58,659,782	55,355,020	59,728,608
Diluted	56,645,239	60,369,898	56,475,319	61,785,849